DEFERRED INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED INCOME
Balance at the beginning of the year	$ 270,097	$ 258,450	$ 340,296
Subsidy received during the year	28,135	16,345
Recognized as income during the year	(25)		(54,954)
Foreign currency translation adjustment	(4,284)	(4,698)	(26,892)
Balance at the end of the year	293,923	270,097	258,450
Government grants	8,638	4,077	55,824
Asset-related subsidy
DEFERRED INCOME
Balance at the beginning of the year	270,097	258,450	282,322
Subsidy received during the year	28,135	16,345
Recognized as income during the year	(25)
Foreign currency translation adjustment	(4,284)	(4,698)	(23,872)
Balance at the end of the year	293,923	270,097	258,450
Asset-related subsidy | corporate buildings and plant under construction
DEFERRED INCOME
Subsidy received during the year	28,135	16,345	0
R&D-related subsidy
DEFERRED INCOME
Balance at the beginning of the year			57,974
Recognized as income during the year			(54,954)
Foreign currency translation adjustment			(3,020)
Government grants	0	0	54,954
Government grants
DEFERRED INCOME
Government grants	$ 8,613	$ 4,077	$ 870